PROPERTY, PLANT AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
3. PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, consisted of the following:

	March 31, 2015	December 31, 2014

Land	$2,329	$2,329
Terminals and equipment	81,907	81,826
Storage equipment	55,232	55,006
Pipeline Assets	17,250	17,250
Construction in progress	2,331	972
	159,049	157,383
Accumulated depreciation	(12,149)	(10,516)
Property, plant and equipment, net	$146,900	$146,867